Risks Arising from Financial Instruments - Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net foreign exchange results [line items]
Net foreign exchange	$ (147)	$ (353)	$ (363)
Hedged (economic hedges) [Member]
Net foreign exchange results [line items]
Net foreign exchange	(186)	70	297
Not hedged [Member]
Net foreign exchange results [line items]
Net foreign exchange	$ 40	$ (423)	$ (660)